Risk Management - Summary of Interest Rate Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	₩ 9,122,792	₩ 10,667,335
Total	132,533,400	133,631,830	₩ 120,605,365
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	4,069,444	4,435,420
Long-term borrowings	10,112,707	7,766,588
Debt securities	41,578	305,602
Total	₩ 14,223,729	₩ 12,507,610